Debt - Summary of Interest and Debt Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor
Debt Instrument [Line Items]
Interest expense	$ 26	$ 7	$ 29	$ 53	$ 3	$ 40
Amortization of deferred debt issuance costs and discount on debt	2	1	1	10		9
Other			1	4		1
Capitalized interest	1		(1)	(2)
Interest and debt expense	$ 27	$ 8	$ 30	$ 65	$ 3	$ 50